Exhibit 99.1

World Omni Auto Receivables Trust 2018-D

Monthly Servicer Certificate

March 31, 2019

Dates Covered
Collections Period	03/01/19 - 03/31/19
Interest Accrual Period	03/15/19 - 04/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/19	903,899,897.35	36,560
Yield Supplement Overcollateralization Amount 02/28/19	57,563,215.06	0
Receivables Balance 02/28/19	961,463,112.41	36,560
Principal Payments	26,201,267.41	443
Defaulted Receivables	1,895,486.18	66
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/19	55,154,432.55	0
Pool Balance at 03/31/19	878,211,926.27	36,051

Pool Statistics	$ Amount	# of Accounts
Pool Factor	83.68%
Prepayment ABS Speed	1.35%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	5,522,760.06	186
Past Due 61-90 days	1,503,148.47	62
Past Due 91-120 days	348,192.09	16
Past Due 121+ days	0.00	0
Total	7,374,100.62	264

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.79%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.20%
Delinquency Trigger Occurred	NO

Recoveries	1,287,598.60
Aggregate Net Losses/(Gains) - March 2019	607,887.58
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.76%
Prior Net Losses Ratio	0.72%
Second Prior Net Losses Ratio	1.29%
Third Prior Net Losses Ratio	0.61%
Four Month Average	0.85%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.28%

Overcollateralization Target Amount	10,099,437.15
Actual Overcollateralization	10,099,437.15
Weighted Average APR	4.22%
Weighted Average APR, Yield Adjusted	6.83%
Weighted Average Remaining Term	61.09

Flow of Funds	$ Amount

Collections	30,667,336.79
Investment Earnings on Cash Accounts	30,287.94
Servicing Fee	(801,219.26)
Transfer to Collection Account	-
Available Funds	29,896,405.47

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,215,794.74
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	15,293,122.26
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,099,437.15
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,141,793.07

Total Distributions of Available Funds	29,896,405.47

Servicing Fee	801,219.26
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 03/15/19	893,505,048.53
Principal Paid	25,392,559.41
Note Balance @ 04/15/19	868,112,489.12

Class A-1
Note Balance @ 03/15/19	27,275,048.53
Principal Paid	25,392,559.41
Note Balance @ 04/15/19	1,882,489.12
Note Factor @ 04/15/19	1.0757081%

Class A-2a
Note Balance @ 03/15/19	322,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/19	322,000,000.00
Note Factor @ 04/15/19	100.0000000%

Class A-2b
Note Balance @ 03/15/19	70,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/19	70,000,000.00
Note Factor @ 04/15/19	100.0000000%

Class A-3
Note Balance @ 03/15/19	351,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/19	351,000,000.00
Note Factor @ 04/15/19	100.0000000%

Class A-4
Note Balance @ 03/15/19	76,260,000.00
Principal Paid	0.00
Note Balance @ 04/15/19	76,260,000.00
Note Factor @ 04/15/19	100.0000000%

Class B
Note Balance @ 03/15/19	31,320,000.00
Principal Paid	0.00
Note Balance @ 04/15/19	31,320,000.00
Note Factor @ 04/15/19	100.0000000%

Class C
Note Balance @ 03/15/19	15,650,000.00
Principal Paid	0.00
Note Balance @ 04/15/19	15,650,000.00
Note Factor @ 04/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	2,362,052.99
Total Principal Paid	25,392,559.41
Total Paid	27,754,612.40

Class A-1
Coupon	2.44054%
Interest Paid	57,320.59
Principal Paid	25,392,559.41
Total Paid to A-1 Holders	25,449,880.00

Class A-2a
Coupon	3.01000%
Interest Paid	807,683.33
Principal Paid	0.00
Total Paid to A-2a Holders	807,683.33

Class A-2b
One-Month Libor	2.48375%
Coupon	2.62375%
Interest Paid	158,153.82
Principal Paid	0.00
Total Paid to A-2b Holders	158,153.82

Class A-3
Coupon	3.33000%
Interest Paid	974,025.00
Principal Paid	0.00
Total Paid to A-3 Holders	974,025.00

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	2.2685218
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.3870801
Total Distribution Amount	26.6556019

A-1 Interest Distribution Amount	0.3275462
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	145.1003395
Total A-1 Distribution Amount	145.4278857

A-2a Interest Distribution Amount	2.5083333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	2.5083333

A-2b Interest Distribution Amount	2.2593403
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	2.2593403

A-3 Interest Distribution Amount	2.7750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7750000

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	602.27
Noteholders' Principal Distributable Amount	397.73

Account Balances	$ Amount

Reserve Account
Balance as of 03/15/19	2,609,619.51
Investment Earnings	5,212.82
Investment Earnings Paid	(5,212.82)
Deposit/(Withdrawal)	-
Balance as of 04/15/19	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51